Commitments and Contingencies	6 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 16 – Commitments and contingencies

As of the date of this interim report, written assurance has been received that the second installment of $3.5 million (RMB 25 million) to be invested with Huangshan Panjie will not be required and such obligation will be borne by Fund or Fund manager if the contribution obligation is being called upon.